Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Commitments for Purchases of Property, Plant and Equipment and Other Commitments

Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Commitments for purchases of property, plant and equipment and other commitments	¥71,188	¥99,379

Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases that have initial or remaining lease terms in excess of one year as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Within 1 year	¥17,126	¥23,733
Between 1 and 5 years	35,577	47,556
Later than 5 years	22,784	44,345

Total	¥75,487	¥115,634

Lease Payments under Operating Leases Recognized as Expenses

Lease payments under operating leases recognized as expenses for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Lease payments under operating leases recognized as expenses	¥32,030	¥35,180	¥41,529